General and Administrative Expenses and Project Evaluations Costs - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Corporate administrative costs	$ 2,183	$ 3,406	$ 3,036
Employee costs	4,160	3,215	2,824
Professional fees	985	1,556	1,665
General and administrative expense gross	7,328	8,177	7,525
Depreciation	78	79	70
General and administrative expense	$ 7,406	$ 8,256	$ 7,595